GuidePath Growth Allocation Fund
Schedule of Investments
June 30, 2025 (Unaudited)

INVESTMENT COMPANIES - 99.0%	Shares	Value
Domestic Equity Funds - 72.4%
AMCAP Fund - Class F-3	1,224,640	$54,753,638
American Funds - New Economy Fund - Class F-3	546,476	37,482,822
American Funds - New Perspective Fun - Class F-3	787,605	55,037,860
American Funds - Smallcap World Fund, Inc. - Class F-3	744,146	55,170,996
American Funds - The Growth Fund of America - Class F-3	1,136,929	93,603,341
American Funds - The Investment Company of America - Class F-3	577,029	36,306,664
American Funds Fundamental Investors - Class F-3	417,534	36,651,124
Invesco QQQ Trust Series 1 (a)	20,243	11,166,849
iShares Core S&P Small-Cap ETF (a)	830,670	90,783,924
Schwab U.S. Large-Cap ETF (a)	6,905,475	168,769,809
Schwab U.S. Large-Cap Growth ETF (a)	3,148,624	91,971,307
SPDR S&P 600 Small Cap Growth ETF (a)	123,992	11,004,290
Vanguard Russell 1000 Growth ETF	511,119	55,814,195
Vanguard Russell 2000 Growth (a)	131,326	27,377,531
Vanguard S&P 500 ETF	392,371	222,878,499
Vanguard Value ETF (a)	25,496	4,506,163
		1,053,279,012

Emerging Market Equity Funds - 4.7%
iShares Core MSCI Emerging Markets ETF	1,134,676	68,114,600

International Equity Funds - 19.2%
iShares Core MSCI Europe ETF (a)	63,049	4,173,844
iShares MSCI ACWI ETF (a)	455,125	58,529,075
iShares MSCI EAFE Min Vol Factor ETF	44,720	3,759,163
JPMorgan BetaBuilders Canada ETF	233,320	18,828,924
Vanguard FTSE All World ex-US Small-Cap ETF (a)	205,246	27,583,010
Vanguard FTSE Developed Markets ETF (a)	2,917,070	166,302,160
		279,176,176

Real Estate Funds - 2.7%
Vanguard Global ex-U.S. Real Estate ETF (a)	346,006	15,968,177
Vanguard Real Estate ETF (a)	261,499	23,289,101
		39,257,278
TOTAL INVESTMENT COMPANIES (Cost $859,054,665)		1,439,827,066

SHORT-TERM INVESTMENTS - 14.8%		Value
Investments Purchased with Proceeds from Securities Lending - 13.8%	Units
Mount Vernon Liquid Assets Portfolio, LLC, 4.46% (b)	201,201,327	201,201,327

Money Market Funds - 1.0%	Shares
JPMorgan U.S. Government Money Market Fund - Class IM, 4.26% (b)	13,799,014	13,799,014
TOTAL SHORT-TERM INVESTMENTS (Cost $215,000,341)		215,000,341

TOTAL INVESTMENTS - 113.8% (Cost $1,074,055,006)		1,654,827,407
Liabilities in Excess of Other Assets - (13.8)%		(200,171,614)
TOTAL NET ASSETS - 100.0%		$1,454,655,793
two		–%
Percentages are stated as a percent of net assets.		–%

The Global Industry Classification Standard ("GICS®") was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

LLC - Limited Liability Company

(a)	All or a portion of this security is on loan as of June 30, 2025. The fair value of these securities was $197,635,576.
(b)	The rate shown represents the 7-day annualized effective yield as of June 30, 2025.